RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended		6 Months Ended	11 Months Ended
	Aug. 04, 2020	Jul. 31, 2020	Feb. 29, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.006
Aggregate loan amount			$ 300,000
Working capital loans				$ 1,500,000	$ 1,500,000
Office equipment fees				$ 15,000	15,000
Included accrued expenses					$ 75,000
Sponsor
Related Party Transactions (Details) [Line Items]
Related party, description	the Company drew down approximately $47,000 under the Note, including approximately $3,000 for costs paid directly by the Sponsor. On August 4, 2020, approximately $47,000 was outstanding under the Note which was fully repaid in August 2020.
Founder Shares
Related Party Transactions (Details) [Line Items]
Related party, description		In July 2020, the Sponsor transferred an aggregate of 867,500 founder shares, including to the following persons: (i) 32,500 founder shares to each of Marc Saiontz and Suzy Taherian, two of the Company’s independent director nominees, (ii) 35,000 founder shares to each of Neil Glat and Brian Mathis, two of the Company’s independent director nominees, (iii) 40,000 founder shares to Kathleen Harris, one of the Company’s independent director nominees, (iv) 50,000 founder shares to Thomas Sullivan, one of the Company’s independent director nominees, (v) 67,500 founder shares to Adam Deutsch, the Company’s Chief Financial Officer, (vi) 100,000 founder shares to Charlie Baynes-Reid, the Company’s Chief Operating Officer, (vii) 135,000 founder shares to each of Kevin Charlton and Charles Goldman, the Company’s Chief Executive Officer and director, respectively, and (viii) 200,000 founder shares to Nick Petruska, the Company’s special advisor. Also in July 2020 the Sponsor forfeited 920,000 shares of Class B common stock and certain funds and accounts managed by Magnetar Financial LLC, UBS O’Connor LLC, and Mint Tower Capital Management B.V (collectively, the “Anchor Investor”) purchased 920,000 shares of Class B common stock from the Company for an aggregate purchase price of approximately $5,333, or approximately $0.006 per share resulting in the Company’s initial stockholders holding an aggregate of 4,312,500 Founder Shares. The Founder Shares are identical to the Class A common stock included in the Units being sold in the Public Offering except that the Founder Shares automatically convert into shares of Class A common stock at the time of the initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Common stock purchase, shares (in Shares)				5,700,000
Purchase of warrants, shares (in Shares)					5,700,000
Exercise price				$ 1.00	$ 1.00
Over-Allotment Option
Related Party Transactions (Details) [Line Items]
Common stock purchase				$ 5,700,000
Aggregate purchase price					$ 5,700,000
Class B Common Stock
Related Party Transactions (Details) [Line Items]
Common stock purchase, shares (in Shares)			4,312,500
Common stock, par value (in Dollars per share)			$ 0.006
Class B Common Stock | Founder Shares
Related Party Transactions (Details) [Line Items]
Common stock purchase			$ 25,000
Class A Common Stock
Related Party Transactions (Details) [Line Items]
Exercise price				$ 11.50	$ 11.50